Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 6,504,000	$ 6,475,000	$ 13,748,000	$ 12,825,000	$ 25,580,000	$ 18,213,000
Cost of revenues	4,817,000	4,910,000	9,568,000	8,952,000	17,231,000	12,442,000
Gross profit	1,687,000	1,565,000	4,180,000	3,873,000	8,349,000	5,771,000
Operating expenses:
Research and development	425,000	359,000	914,000	737,000	1,537,000	1,512,000
Selling and marketing	320,000	230,000	618,000	499,000	1,066,000	835,000
General and administrative	2,500,000	2,813,000	4,697,000	4,727,000	8,737,000	5,666,000
Total operating expenses	3,245,000	3,402,000	6,229,000	5,963,000	11,340,000	8,013,000
Loss from operations	(1,558,000)	(1,837,000)	(2,049,000)	(2,090,000)	(2,991,000)	(2,242,000)
Other income (expenses)
Other (expenses) income	12,000	(16,000)	72,000	8,000	125,000	97,000
Interest income (expense), related party	1,000	(94,000)	(11,000)	(202,000)
Interest (expense) income	(397,000)	59,000	(464,000)	(177,000)	0	66,000
Interest expense, related party					(408,000)	(438,000)
Interest expense					(240,000)	(205,000)
Change in fair value of marketable equity securities	0	(1,545,000)	0	95,000	(866,000)	659,000
Realized gain on marketable securities	0	0	0	397,000	1,263,000	12,000
Gain on extinguishment of debt	0	447,000	0	447,000	447,000	0
Total other (expenses) income, net	(384,000)	(1,149,000)	(403,000)	568,000	321,000	191,000
Loss before income taxes	(1,942,000)	(2,986,000)	(2,452,000)	(1,522,000)	(2,670,000)	(2,051,000)
Income tax benefit (provision)	(7,000)	(133,000)	(7,000)	(122,000)	(193,000)	200,000
Net loss	(1,949,000)	(3,119,000)	(2,459,000)	(1,644,000)	(2,863,000)	(1,851,000)
Net loss (gain) attributable to non-controlling interest	322,000	1,084,000	335,000	(30,000)	(243,000)	0
Net loss attributable to Gresham Worldwide	$ (1,627,000)	$ (2,035,000)	$ (2,124,000)	$ (1,674,000)	$ (3,106,000)	$ (1,851,000)
Net loss per common share, basic	$ (1,627)	$ (2,035)	$ (2,124)	$ (1,674)	$ (3,106)	$ (1,851)
Net loss per common share, diluted	$ (1,627)	$ (2,035)	$ (2,124)	$ (1,674)	$ (3,106)	$ (1,851)
Weighted average common shares outstanding, basic	1,000	1,000	1,000	1,000	1,000	1,000
Weighted average common shares outstanding, diluted	1,000	1,000	1,000	1,000	1,000	1,000
Comprehensive (loss) income:
Net loss available to common stockholders	$ (1,627,000)	$ (2,035,000)	$ (2,124,000)	$ (1,674,000)	$ (3,106,000)	$ (1,851,000)
Foreign currency translation adjustments	1,216,000	225,000	1,607,000	(68,000)	87,000	482,000
Total comprehensive loss	$ (411,000)	$ (1,810,000)	$ (517,000)	$ (1,606,000)	$ (3,019,000)	$ (1,369,000)